S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 09, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Sponsor
Our sponsor is a Delaware limited liability company, which was formed to be our sponsor. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company and it is not anticipated that our sponsor will undertake any material roles or responsibilities in directing and managing our activities. Our business and activities following this offering will be directed and managed by our management team and none of our other affiliates and promoters are anticipated to have any material roles or responsibilities in directing and managing our activities.
Our
Co-Chairmen
and
Co-Chief
Executive Officers are the managing members of our sponsor. Our officers and directors, as well as the non-managing
members, will hold membership interests, directly or indirectly, in our sponsor. No other person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor and independent director nominees	3,833,333 founder shares	$25,000

Sponsor	250,000 Private Units to be purchased simultaneously with the closing of this offering	$2,500,000

Sponsor or an affiliate thereof	$10,000 per month	Office space and administrative services provided to us.

Sponsor	Repayment in cash	Up to $150,000 under an unsecured, non-interest-bearing promissory note.

Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing a business combination.	Expenses incurred in connection with identifying, investigating and completing a business combination.

Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 private units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with a business combination

Sponsor and our officers or directors, or affiliates thereof	Payment in cash or securities	Payment of customary consulting, success or finder fees in connection with the consummation of a business combination
Our sponsor paid $25,000 for 3,833,333 founder shares (up to 500,000 of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). Third party designees of the sponsor have agreed to purchase an aggregate of 150,000 of the private units the sponsor has agreed to purchase, at $10.00 per private unit. Subject to these third-party designees purchasing the private units, our sponsor intends to transfer an aggregate of 1,200,000 founder shares on the closing of this offering for an aggregate consideration of approximately $7,826, or approximately $0.0065 per founder share. Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. See the section titled “
Risk Factors — Risks Relating to our Securities — Our initial shareholders contributed an aggregate of $25,000, or approximately $0.007 per share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares
.” Additionally, our sponsor has agreed to loan us up to $150,000 to be used for a portion of the expenses of this offering, which amount will be repaid upon closing of this offering. We will also reimburse our sponsor or an affiliate thereof $10,000 per month for office space and administrative services made available to us, each as described elsewhere in this prospectus.
Pursuant to a letter agreement to be entered with us, each of our sponsor and other initial shareholders will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Six months after completion of our business combination or earlier if we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property	Sponsor, officers, directors and transferees	Transfers permitted (a) to our sponsor, officers, directors, any affiliates or family members of any of our sponsor, officers or directors or any members of our initial shareholders, or any affiliate of our initial shareholders; (b) in the case of an individual, by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the laws of the Cayman Islands or the organizational documents of our sponsor upon their dissolution; or (g) to us for no value for cancellation in connection with the consummation of our business combination

Private Placement Units (and Underlying Securities)	Completion of our business combination	Same as above	Same as above